Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,471,203
Financial assets, ending balance	2,621,427	$ 2,471,203
Financial assets	2,621,427	2,471,203
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	62,666
Financial assets, ending balance	85,735	62,666
Financial assets	85,735	62,666
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	62,666
Financial assets, ending balance	85,735	62,666
Financial assets	85,735	62,666
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	61,987
Financial assets, ending balance	75,259	61,987
Financial assets	75,259	61,987
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,782
Financial assets, ending balance	351,725	341,782
Financial assets	351,725	341,782
IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	582,862
Financial assets, ending balance	615,061	582,862
Financial assets	615,061	582,862
IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	242,804
Financial assets, ending balance	240,862	242,804
Financial assets	240,862	242,804
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,782
Financial assets, ending balance	351,725	341,782
Financial assets	351,725	341,782
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	581,091
Financial assets, ending balance	613,162	581,091
Financial assets	613,162	581,091
12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,022
Financial assets, ending balance	350,876	341,022
Financial assets	350,876	341,022
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,667
Financial assets, ending balance	1,789	1,667
Financial assets	1,789	1,667
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	749
Financial assets, ending balance	848	749
Financial assets	848	749
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	104
Financial assets, ending balance	109	104
Financial assets	109	104
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	7
Financial assets, ending balance	0	7
Financial assets	0	7
Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	1	0
Financial assets	1	0
Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	1	4
Financial assets	1	4
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,260,944
Financial assets, ending balance	2,350,116	2,260,944
Financial assets	2,350,116	2,260,944
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,612,646	1,565,014
New financial assets originated or purchased	504,199
Net new lending and further lending/payments		107,217
Assets derecognised (including final repayments)	(375,608)
Changes to risk parameters – further lending/repayment	(74,369)
Assets written off	(2,797)	(2,569)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange	18,200	(56,508)
Others	(159)	(508)
Financial assets, ending balance	1,681,844	1,612,646
Financial assets	1,681,844	1,612,646
Gross carrying amount | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	582,917
Financial assets, ending balance	615,179	582,917
Financial assets	615,179	582,917
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	343,110
Financial assets, ending balance	355,664	343,110
Financial assets	355,664	343,110
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,645,418
Financial assets, ending balance	1,729,873	1,645,418
Financial assets	1,729,873	1,645,418
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,866
Financial assets, ending balance	351,891	341,866
Financial assets	351,891	341,866
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,260,944
Financial assets, ending balance	2,350,116	2,260,944
Financial assets	2,350,116	2,260,944
Gross carrying amount | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	582,917
Financial assets, ending balance	615,179	582,917
Financial assets	615,179	582,917
Gross carrying amount | IFRS 9 | Reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	65,381
Financial assets, ending balance	53,093	65,381
Financial assets	53,093	65,381
Gross carrying amount | IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	242,804
Financial assets, ending balance	240,862	242,804
Financial assets	240,862	242,804
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,866
Financial assets, ending balance	351,891	341,866
Financial assets	351,891	341,866
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,149,450
Financial assets, ending balance	2,227,867	2,149,450
Financial assets	2,227,867	2,149,450
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,502,976	1,446,857
Transfers of financial instruments:	(36,244)	(8,747)
– transfers from stage 1 to stage 2	(108,434)	(84,181)
– transfers from stage 2 to stage 1	73,086	77,325
– transfers to stage 3	(1,284)	(2,250)
– transfers from stage 3	388	359
New financial assets originated or purchased	504,064
Net new lending and further lending/payments		126,868
Assets derecognised (including final repayments)	(352,961)
Changes to risk parameters – further lending/repayment	(72,239)
Foreign exchange	16,838	(52,911)
Others	(821)	(9,091)
Financial assets, ending balance	1,561,613	1,502,976
Financial assets	1,561,613	1,502,976
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	581,118
Financial assets, ending balance	613,200	581,118
Financial assets	613,200	581,118
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	581,118
Financial assets, ending balance	613,200	581,118
Financial assets	613,200	581,118
Gross carrying amount | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	341,055
Financial assets, ending balance	350,915	341,055
Financial assets	350,915	341,055
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	96,802
Financial assets, ending balance	107,417	96,802
Financial assets	107,417	96,802
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	95,104	102,032
Transfers of financial instruments:	31,063	3,582
– transfers from stage 1 to stage 2	108,434	84,181
– transfers from stage 2 to stage 1	(73,086)	(77,325)
– transfers to stage 3	(5,022)	(4,439)
– transfers from stage 3	737	1,165
Net new lending and further lending/payments		(16,162)
Assets derecognised (including final repayments)	(19,909)
Changes to risk parameters – further lending/repayment	(2,560)
Foreign exchange	1,201	(2,935)
Others	652	8,587
Financial assets, ending balance	105,551	95,104
Financial assets	105,551	95,104
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,673
Financial assets, ending balance	1,827	1,673
Financial assets	1,827	1,673
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,673
Financial assets, ending balance	1,827	1,673
Financial assets	1,827	1,673
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	799
Financial assets, ending balance	975	799
Financial assets	975	799
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,358
Financial assets, ending balance	14,486	14,358
Financial assets	14,486	14,358
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,232	15,083
Transfers of financial instruments:	5,181	5,165
– transfers to stage 3	6,306	6,689
– transfers from stage 3	(1,125)	(1,524)
Net new lending and further lending/payments		(2,902)
Assets derecognised (including final repayments)	(2,712)
Changes to risk parameters – further lending/repayment	402
Assets written off	(2,657)	(2,568)
Credit-related modifications that resulted in derecognition	(268)
Foreign exchange	160	(636)
Others	(3)	90
Financial assets, ending balance	14,335	14,232
Financial assets	14,335	14,232
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	126
Financial assets, ending balance	151	126
Financial assets	151	126
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	126
Financial assets, ending balance	151	126
Financial assets	151	126
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8
Financial assets, ending balance	0	8
Financial assets	0	8
Gross carrying amount | Lifetime expected credit losses | POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	334
Financial assets, ending balance	346	334
Financial assets	346	334
Gross carrying amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	334	1,042
New financial assets originated or purchased	135
Net new lending and further lending/payments		(587)
Assets derecognised (including final repayments)	(26)
Changes to risk parameters – further lending/repayment	28
Assets written off	(140)	(1)
Foreign exchange	1	(26)
Others	13	(94)
Financial assets, ending balance	345	334
Financial assets	345	334
Gross carrying amount | Lifetime expected credit losses | POCI | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	1	0
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	1	0
Financial assets	1	0
Gross carrying amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	1	4
Financial assets	1	4
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,111)
Financial assets, ending balance	(9,243)	(9,111)
Financial assets	(9,243)	(9,111)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,195)
Financial assets, ending balance	(9,409)	(9,195)
Total ECL income statement change for the period	(2,756)	(1,767)
Financial assets	(9,409)	(9,195)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,056)	(9,839)
Net remeasurement of ECL arising from transfer of stage	(121)	(88)
New financial assets originated or purchased	(555)
Net new lending and further lending/payments		827
Assets derecognised (including final repayments)	1,329
Changes to risk parameters – further lending/repayment	364
Changes to risk parameters – credit quality	(3,961)	(2,953)
Changes to models used for ECL calculation	12	0
Assets written off	2,797	2,553
Credit-related modifications that resulted in derecognition	125
Foreign exchange	(79)	413
Others	20	31
Financial assets, ending balance	(9,125)	(9,056)
ECL income statement change for the period	(2,932)	(2,214)
Recoveries	361	408
Others	(20)	(62)
Total ECL income statement change for the period	(2,591)	(1,868)
Financial assets	(9,125)	(9,056)
Allowance for ECL | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(55)
Financial assets, ending balance	(118)	(55)
Financial assets	(118)	(55)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(84)
Financial assets, ending balance	(166)	(84)
Total ECL income statement change for the period	(105)	105
Financial assets	(166)	(84)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,693)
Financial assets, ending balance	(8,866)	(8,693)
Financial assets	(8,866)	(8,693)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(84)
Financial assets, ending balance	(166)	(84)
Financial assets	(166)	(84)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,111)
Financial assets, ending balance	(9,243)	(9,111)
Total ECL income statement change for the period	(2,651)	(1,872)
Financial assets	(9,243)	(9,111)
Allowance for ECL | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(55)
Financial assets, ending balance	(118)	(55)
Total ECL income statement change for the period	(26)	21
Financial assets	(118)	(55)
Allowance for ECL | IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Financial assets	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(34)	(25)
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(84)
Financial assets, ending balance	(166)	(84)
Financial assets	(166)	(84)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,476)
Financial assets, ending balance	(1,502)	(1,476)
Financial assets	(1,502)	(1,476)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,449)	(1,469)
Transfers of financial instruments:	(543)	(685)
– transfers from stage 1 to stage 2	487	319
– transfers from stage 2 to stage 1	(1,044)	(999)
– transfers to stage 3	59	35
– transfers from stage 3	(45)	(40)
Net remeasurement of ECL arising from transfer of stage	669	620
New financial assets originated or purchased	(534)
Net new lending and further lending/payments		(512)
Assets derecognised (including final repayments)	112
Changes to risk parameters – further lending/repayment	291
Changes to risk parameters – credit quality	2	423
Changes to models used for ECL calculation	(6)	0
Foreign exchange	(9)	76
Others	3	98
Financial assets, ending balance	(1,464)	(1,449)
ECL income statement change for the period	534	531
Financial assets	(1,464)	(1,449)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(27)
Financial assets, ending balance	(38)	(27)
Financial assets	(38)	(27)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(27)
Financial assets, ending balance	(38)	(27)
Financial assets	(38)	(27)
Allowance for ECL | 12-month expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(33)
Financial assets, ending balance	(39)	(33)
Financial assets	(39)	(33)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,284)
Financial assets, ending balance	(2,479)	(2,284)
Financial assets	(2,479)	(2,284)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,278)	(2,406)
Transfers of financial instruments:	1,134	1,185
– transfers from stage 1 to stage 2	(487)	(319)
– transfers from stage 2 to stage 1	1,044	999
– transfers to stage 3	665	607
– transfers from stage 3	(88)	(102)
Net remeasurement of ECL arising from transfer of stage	(676)	(605)
Net new lending and further lending/payments		564
Assets derecognised (including final repayments)	553
Changes to risk parameters – further lending/repayment	67
Changes to risk parameters – credit quality	(1,208)	(1,087)
Changes to models used for ECL calculation	4	0
Foreign exchange	(40)	99
Others	3	(28)
Financial assets, ending balance	(2,441)	(2,278)
ECL income statement change for the period	(1,260)	(1,128)
Financial assets	(2,441)	(2,278)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)
Financial assets, ending balance	(38)	(6)
Financial assets	(38)	(6)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)
Financial assets, ending balance	(38)	(6)
Financial assets	(38)	(6)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(50)
Financial assets, ending balance	(127)	(50)
Financial assets	(127)	(50)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,157)
Financial assets, ending balance	(5,163)	(5,157)
Financial assets	(5,163)	(5,157)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,135)	(5,722)
Transfers of financial instruments:	(591)	(500)
– transfers to stage 3	(724)	(642)
– transfers from stage 3	133	142
Net remeasurement of ECL arising from transfer of stage	(114)	(103)
Net new lending and further lending/payments		733
Assets derecognised (including final repayments)	656
Changes to risk parameters – further lending/repayment	(6)
Changes to risk parameters – credit quality	(2,704)	(2,238)
Changes to models used for ECL calculation	14	0
Assets written off	2,657	2,552
Credit-related modifications that resulted in derecognition	125
Foreign exchange	(31)	232
Others	8	(89)
Financial assets, ending balance	(5,121)	(5,135)
ECL income statement change for the period	(2,154)	(1,608)
Financial assets	(5,121)	(5,135)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)
Financial assets, ending balance	(42)	(22)
Financial assets	(42)	(22)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)
Financial assets, ending balance	(42)	(22)
Financial assets	(42)	(22)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)
Financial assets, ending balance	0	(1)
Financial assets	0	(1)
Allowance for ECL | Lifetime expected credit losses | POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(194)
Financial assets, ending balance	(99)	(194)
Financial assets	(99)	(194)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(194)	(242)
New financial assets originated or purchased	(21)
Net new lending and further lending/payments		42
Assets derecognised (including final repayments)	8
Changes to risk parameters – further lending/repayment	12
Changes to risk parameters – credit quality	(51)	(51)
Assets written off	140	1
Foreign exchange	1	6
Others	6	50
Financial assets, ending balance	(99)	(194)
ECL income statement change for the period	(52)	(9)
Financial assets	(99)	(194)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Financial assets	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Financial assets	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Financial assets	$ 0	$ 0